UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 535 Madison Ave
Address: 535 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     November 14, 200


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $57,901 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CMGI INC                       COM NEW          125750307 1306.09   135910 SH       SOLE                   135910        0        0
HARMAN INTL INDS INC           COM              413086109  8279.01   243000 SH       SOLE                   243000        0        0
JETBLUE AIRWAYS CORP           DBCV 3.750% 3/1  477143AC5 2885.67  4225000 SH       SOLE                        0        0        0
LEAR CORP                      COM              521865105 5493.66   523206 SH       SOLE                   523206        0        0
MF GLOBAL LTD                  SHS              G60642108 1854.31   427262 SH       SOLE                   427262        0        0
THINKORSWIM GROUP INC          COM              88409C105 24459.27  2936287 SH       SOLE                  2936287        0        0
TICKETMASTER                   COM              88633P302    214.6    20000 SH       SOLE                    20000        0        0
TREE COM INC                   COM              894675107 768.84   159511 SH       SOLE                   159511        0        0
WELLPOINT INC                  COM              94973V107  9728.16   208000 SH       SOLE                   208000        0        0
ZIPREALTY INC                  COM              98974V107 2911.47   713597 SH       SOLE                   713597        0        0